Other operating income and expenses	12 Months Ended
Dec. 31, 2019
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Other operating income and expenses

Note 33 - Other Operating Income and Expenses

a)Other operating income

The detail of other operating income is as follows:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	5,449	8,562	5,566
Other income	13,163	30	2,578
Subtotals	18,612	8,592	8,144
Other income
Compensations from insurance companies	6	53	—
Gain on sale of property, plant and equipment	2,248	5,519	14,119
Recovery of leased assets	73	1,349	522
Other operating income, subsidiaries	3,020	2,158	3,092
Gain on sale of leased assets	1,914	1,447	19
Other operating income	432	199	173
Revenue from insurance companies agreement	4,538	3,626	4,128
Other operating income, leases	267	724	446
Other income for recovery foreign expenses	747	620	420
Recoveries from expenses provisions	7,243	1,166	2,352
Other income	5,872	1,203	8,117
Subtotals	26,360	18,064	33,388
Totals	44,972	26,656	41,532

Note 33 - Other Operating Income and Expenses, continued

b)Other operating expenses

During the years ended December 31, 2019, 2018 and 2017, the Bank presents other operating expenses according to the following detail:

	For the years ended December 31,
	2019	2018	2017
	MCh$	MCh$	MCh$
Provisions for assets received in lieu of payment	(18,062)	(16,132)	(14,472)
Maintenance expenses for assets received in lieu of payment	(1,663)	(1,301)	(714)
Subtotal	(19,725)	(17,433)	(15,186)
Provisions for contingencies
Other provisions for contingencies	(507)	(1,998)	(586)
Subtotals	(507)	(1,998)	(586)
Other expenses.
Loss on sale of property, plant and equipment	(655)	(307)	(1,099)
Credit card loyalty point benefits expenses	—	(14,306)	(13,238)
Operating loss expenses	(17,468)	(10,589)	(8,098)
Insurance expense (law 20,027)	(802)	(622)	(1,205)
Provision expense for recovered leased assets	(3,105)	(4,170)	(4,835)
Expenses loss on sale of assets	(9,386)	—	—
Banking expenses	(1,932)	(2,450)	(3,482)
Fines and penalties	(2,454)	(13,110)	(2,025)
Loss on damaged assets	(696)	(2,311)	(2,026)
Other expenses	(4,819)	(903)	(10,550)
Subtotals	(41,317)	(48,768)	(46,558)
Totals	(61,549)	(68,199)	(62,330)

(*) For the year ended December 31, 2019, the Bank presents credit card loyalty benefits expenses amounting to MCh$7,515 in the Consolidated Statements of Income under Fee and commission expense.